Significant Accounting Policies (Schedule of Operating Lease Payment) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Significant Accounting Policies [abstract]
Operating lease obligations as at December 31, 2018				$ 2,553
Leases with lease term of 12 months or less and low value assets			$ (825)
Embedded Leases Identified In Existing Service Contracts			6,162
Effect of discounting at incremental borrowing rate			(574)
Lease liabilities recognized as at January 1, 2019			7,316
Lease liabilities from finance leases previously recorded in lease obligations			8,767
Total lease liabilities	$ 23,879		$ 16,083	$ 8,766
Less current portion		$ (6,120)
Non-current portion		$ 9,963